Description of Business - Additional Information (Detail)	Dec. 31, 2016 Vessel m³
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	33
Semi Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	27
Fully Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	6
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	20,500
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	37,300